CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2016, AS SUPPLEMENTED

The date of this Supplement is November 4, 2016.

Termination of Osterweis Capital Management, LLC (“Osterweis”)

As of November 4, 2016, the Board of Trustees has approved the termination of Osterweis as a subadviser to the Clearwater Core Equity Fund.

Trustee and Officer Changes

At a special meeting of the shareholders of the Clearwater Investment Trust (“Trust”) on November 3, 2016, the shareholders of the Trust elected E. Rodman Titcomb, Jr. and David M. Weyerhaeuser as Trustees of the Trust. Shareholders also elected all current Trustees of the Trust. Stephen G. Simon has assumed the role of Secretary of the Trust.

Accordingly, the Prospectus is hereby amended as follows.

1.	All references to Osterweis in the Prospectus are hereby deleted in their entirety.
2.	The second paragraph under “Summary Section – Clearwater Core Equity Fund – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Clearwater Management Company (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management.

3.	On the second to last page of the Prospectus, the information under “EXECUTIVE OFFICERS” is deleted and replaced with the following:

Justin H. Weyerhaeuser, President and Treasurer
Stephen G. Simon, Secretary

4.	On the second to last page of the Prospectus, the information under “TRUSTEES” is deleted and replaced with the following:

Sara G. Dent
James E. Johnson
Charles W. Rasmussen
Laura E. Rasmussen
Lindsay Schack
E. Rodman Titcomb, Jr.
David M. Weyerhaeuser
Justin H. Weyerhaeuser

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND
CLEARWATER SMALL COMPANIES FUND
CLEARWATER TAX-EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2016, AS SUPPLEMENTED

The date of this Supplement is November 4, 2016.

Termination of Osterweis Capital Management, LLC (“Osterweis”)

As of November 4, 2016, the Board of Trustees has approved the termination of Osterweis as a subadviser to the Clearwater Core Equity Fund.

Trustee and Officer Changes

At a special meeting of the shareholders of the Clearwater Investment Trust (“Trust”) on November 3, 2016, the shareholders of the Trust elected E. Rodman Titcomb, Jr. and David M. Weyerhaeuser as Trustees of the Trust. Shareholders also elected all current Trustees of the Trust. Stephen G. Simon has assumed the role of Secretary of the Trust.

Accordingly, the SAI is hereby amended as follows.

1.	All references to Osterweis in the SAI, with the exception of fees paid to Osterweis in prior years, are hereby deleted in their entirety.

2.	The tables under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Independent Trustees” and “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Funds’ Executive Officers and Interested Trustees” are deleted and replaced with the following:

Information About the Independent Trustees

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
James E. Johnson (74) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chairman of the Board	As Trustee: Tenure: 5 years Term: Indefinite As Chairman: Tenure: 2013-Present Term: Indefinite	Retired as Executive Vice President, Securian Financial Group, Inc. in 2010, Securian Financial Group, Inc. (1968-2010)	4	None
Charles W. Rasmussen[1] (49) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chairman of the Nominating Committee	As Trustee: Tenure: 16 years Term: Indefinite As Chairman of the Nominating Committee: Tenure: 5 Years Term: Indefinite	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002-Present)	4	Nu Star Inc. (private company, 2014-present)

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Laura E. Rasmussen[1] (52) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chairman of the Audit Committee	As Trustee: Tenure: 16 years Term: Indefinite As Chairman of the Audit Committee: Tenure: March 2016 – Present Term: Indefinite	Business Owner, 3 Kittens Needle Arts (textile sales, 2006-Present)	4	None
Lindsay Schack (38) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2015-Present Term: Indefinite	Owner and Architect, LS Architecture (2013 – Present), Architect, Tuya Studios, Inc. (architectural services, 2011 – 2012), Project Designer, Montana State University (2007 – 2011), Adjunct Faculty, Montana State University School of Architecture (2007 – 2013)	4	None
David M. Weyerhaeuser (57) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: November 2016 – Present Term: Indefinite	Vice President, Sales and Marketing, Northwest Hardwoods (lumber manufacturer and distributor, 1991 – 2016)	4	R.D. Merrill Company, Inc. (private company, 1992 – Present)

1 Mr. Rasmussen and Ms. Rasmussen are siblings-in-law.

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Information about the Funds’ Executive Officers and Interested Trustees

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/ Trustee	Other Directorships Held by the Officer/ Trustee During the Last 5 Years
Sara G. Dent[2] (58) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2013 – Present Term: Indefinite	Private Investor	4	None
E. Rodman Titcomb, Jr.[3] (68) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: November 2016 – Present Term: Indefinite	Chairman and Chief Executive Officer, Rock Island Company (holding company, 1998 – 2013), Chairman, Coal Valley Corporation (holding company, 1975 – 2012), Managing Director, Elizabeth Ordway Dunn Foundation (1983 – 2013)	4	Rock Island Company (private company, 1998-2013), Coal Valley Corporation (private company, 1975-2012)
Justin H. Weyerhaeuser[4] (43) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, President and Treasurer	Tenure: 8 years Term: Indefinite As President and Treasurer: Tenure: 2013 - Present Term: Reappointed Annually	Private Investor (2013 – Present), Attorney, Davis Graham & Stubbs LLP (law firm, 2011 –2013), Husch Blackwell (law firm, 2011 –2011), Jacobs Chase Attorneys (2009- 2011), Volunteer Attorney, ACLU of Colorado (2007-2009)	4	None

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Stephen G. Simon (48) 30 East 7th Street Saint Paul, Minnesota 55101	Chief Compliance Officer, Secretary	As Chief Compliance Officer: Tenure: 2014 – Present Term: Reappointed Annually As Secretary: Tenure: June 2016 – Present Term: Reappointed Annually	Chief Compliance Officer, Fiduciary Counselling, Inc. (2014 – Present), Chief Compliance Officer, Clearwater Management Company (2014 – Present), Chief Compliance Officer, Allianz Investment Management, LLC (2004 –2014).	N/A	N/A
Shari L. Clifford (47) 30 East 7th Street Saint Paul, Minnesota 55101	Assistant Treasurer	Tenure: 2014 – Present Term: Reappointed Annually	Chief Financial Officer and Treasurer, Fiduciary Counselling, Inc. (2014 – Present), Controller and Finance Director, Woodbury Financial Services, Inc. (2007 –2014)	N/A	N/A
Marcia Lucas (48) The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603	Assistant Secretary	Tenure: 2011 – Present Term: Reappointed Annually	The Northern Trust Company, Vice President (2011-2015), Senior Vice President (2015-Present), Second Vice President (2010-2011)	N/A	N/A

[2]	Ms. Dent is an interested Trustee due to her mother’s level of ownership of voting securities in one of the Funds in the Trust. From June 2015 through June 2016, Ms. Dent also served as Secretary of the Trust.
[3]	Mr. Titcomb is an interested Trustee due to his brother’s position as a director of CMC.
[4]	Mr. Justin H. Weyerhaeuser is an interested Trustee due to his position as the Funds’ President and Treasurer.
3.	The following is added following the ninth sentence in the first paragraph of the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees”:

E. Rodman Titcomb, Jr. has an extensive background in both the financial services industry and business management and also previously practiced law. David M. Weyerhaeuser has extensive experience in business management.

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4.	The following is added to the chart in the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees”:
Name	Dollar Range of Equity Securities in Each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
E. Rodman Titcomb, Jr.*	Core Equity Fund International Fund Small Companies Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
David M. Weyerhaeuser*	Core Equity Fund International Fund Small Companies Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
*	Information for Mr. Titcomb and David M. Weyerhaeuser is as of September 19, 2016. Mr. Titcomb and David M. Weyerhaeuser became members of the board of Trustees effective November 3, 2016.
5.	The following is added to the end of the first paragraph of the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Compensation of Trustees and Officers”:

As of the most recent fiscal year end, the Funds did not pay any fees to E. Rodman Titcomb, Jr. or David M. Weyerhaeuser, who were not yet serving as Trustees.

6.	The sixth paragraph under the section titled “MORE INFORMATION ABOUT THE FUNDS” is deleted in its entirety and replaced with the following:

As of September 19, 2016, the following person owned five percent or more of the voting securities of a Fund:

Name	Clearwater Core Equity Fund
Jewett 1931 Trust fbo Margaret J. Greer	5.7%

No person owned five percent or more of the voting securities of Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, or Clearwater International Fund as of September 19, 2016.

7.	On the second to last page of the SAI, the information under “EXECUTIVE OFFICERS” is deleted and replaced with the following:

Justin H. Weyerhaeuser, President and Treasurer

Stephen G. Simon, Secretary

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8.	On the second to last page of the SAI, the information under “TRUSTEES” is deleted and replaced with the following:

Sara G. Dent
James E. Johnson
Charles W. Rasmussen
Laura E. Rasmussen
Lindsay R. Schack
E. Rodman Titcomb, Jr.
Justin H. Weyerhaeuser
David M. Weyerhaeuser

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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